Accounting for Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pre-tax gain loss from financial instruments due to interest rate change	CAD 10,000,000	CAD 13,000,000
Gain on non-operating income (expense)	51,000,000	113,000,000
Sale and repurchase agreements [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding settlements receivable	687,000,000	631,000,000
Outstanding settlements payable	39,000,000	43,000,000
Embedded derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of embedded derivative	CAD 9,000,000	2,000,000
Percentage of ongoing payment containing embedded derivative	15
Percentage of ongoing payment containing embedded derivative	5
Fair value of embedded derivative	CAD 3,000,000	1,000,000
Notes Due 2024 [member] | Embedded derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of embedded derivative	108,000,000	78,000,000
Contingent Zinc Escalation Payment Embedded Derivative [member] | Embedded derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of embedded derivative | $				$ 43	$ 20
Derivatives not designated as hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of commodity swaps | $				6
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strengthening/Weakening of Canadian dollar against the U.S. dollar	0.10
Pre-tax gain loss from financial instruments due to foreign currency translation	(3,000,000)	(10,000,000)
Pre-tax gain loss in other comprehensive income from translation of foreign operations	(157,000,000)	CAD (11,000,000)
Commodity Price Risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of change in commodity price		10	10
Change in profit loss due to change in commodity price	CAD 26,000,000		$ 45
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Currency denominated debt | $				$ 4,100